UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:  December 31, 2012

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.):   [ ]  is a restatement
                                          [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Zevenbergen Capital Investments LLC
Address:    601 Union Street, Suite 4600
            Seattle, WA  98101

13F File Number:  028-10622

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Justin Buller
Title:      Chief Compliance Officer
Phone:      206-682-8469

Signature, Place and Date of Signing:

/s/ Justin Buller
-------------------------------
Justin Buller              Seattle, Washington            February 13, 2013

Report Type:

[X]   13F HOLDINGS REPORT
[ ]   13F NOTICE
[ ]   13F COMBINATION REPORT

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  57

Form 13F Information Table Value Total:  $2,025,842 (thousands)


List Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number          Name
--------------------          ----

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      COM              00206R102      379    11250 SH       SOLE                    10950               300
Alliance Data Systems Corporat COM              018581108    29422   203250 SH       SOLE                    84850            118400
Amazon.com, Inc.               COM              023135106    99929   398330 SH       SOLE                   175435            222895
Apple Inc.                     COM              037833100    56537   106238 SH       SOLE                    47028             59210
B/E Aerospace, Inc.            COM              073302101     5409   109500 SH       SOLE                    54500             55000
Berry Petroleum Company        COM              085789105    18302   545525 SH       SOLE                   221625            323900
BlackRock, Inc.                COM              09247X101     6181    29900 SH       SOLE                     5350             24550
BroadSoft, Inc.                COM              11133B409     1613    44400 SH       SOLE                    43400              1000
Catamaran Corporation          COM              148887102    83951  1782400 SH       SOLE                   766020           1016380
Celgene Corporation            COM              151020104    38916   495939 SH       SOLE                   211192            284747
Chipotle Mexican Grill, Inc.   COM              169656105    71948   241875 SH       SOLE                   101975            139900
Cognizant Technology Solutions COM              192446102    97804  1323775 SH       SOLE                   579025            744750
Deckers Outdoor Corporation    COM              243537107    30504   757475 SH       SOLE                   314325            443150
Dresser-Rand Group Inc.        COM              261608103     8469   150855 SH       SOLE                    68130             82725
EMC Corporation                COM              268648102    42889  1695200 SH       SOLE                   785200            910000
Energy XXI (Bermuda) Limited   COM              G10082140    40359  1254545 SH       SOLE                   528495            726050
F5 Networks, Inc.              COM              315616102    84786   872736 SH       SOLE                   380556            492180
FMC Technologies, Inc.         COM              30249U101    25328   591350 SH       SOLE                   249400            341950
Facebook, Inc.                 COM              30303M102    77225  2901050 SH       SOLE                  1306250           1594800
Financial Engines, Inc.        COM              317485100    28248  1018330 SH       SOLE                   419930            598400
Freeport-McMoRan Copper & Gold COM              35671D857      381    11150 SH       SOLE                     8100              3050
Fusion-io, Inc.                COM              36112J107     2349   102450 SH       SOLE                    94950              7500
Google Inc.                    COM              38259P508    78357   110771 SH       SOLE                    48701             62070
HMS Holdings Corp.             COM              40425J101    44537  1718255 SH       SOLE                   734805            983450
HomeAway, Inc.                 COM              43739Q100     2143    97400 SH       SOLE                    97400
IPC The Hospitalist Company, I COM              44984A105    13362   336500 SH       SOLE                   142100            194400
Intuitive Surgical, Inc.       COM              46120E602    46241    94298 SH       SOLE                    40303             53995
Johnson & Johnson              COM              478160104      259     3700 SH       SOLE                     3600               100
Joy Global Inc.                COM              481165108    16647   261000 SH       SOLE                   106500            154500
LinkedIn Corporation           COM              53578A108    64703   563515 SH       SOLE                   252790            310725
MAKO Surgical Corp.            COM              560879108    11807   918840 SH       SOLE                   379815            539025
Mellanox Technologies, Ltd.    COM              M51363113      969    16320 SH       SOLE                    16320
MercadoLibre, Inc.             COM              58733R102    71572   911165 SH       SOLE                   409165            502000
Michael Kors Holdings Limited  COM              G60754101    28607   560600 SH       SOLE                   226700            333900
Mitek Systems, Inc.            COM              606710200     5160  1607600 SH       SOLE                   902500            705100
Netflix, Inc.                  COM              64110L106    55624   600760 SH       SOLE                   274945            325815
Nordstrom, Inc.                COM              655664100    37082   693128 SH       SOLE                   295728            397400
PACCAR Inc                     COM              693718108     1161    25675 SH       SOLE                    21825              3850
Paychex, Inc.                  COM              704326107      289     9300 SH       SOLE                     8750               550
Pioneer Natural Resources Comp COM              723787107    45104   423150 SH       SOLE                   179600            243550
Polypore International, Inc.   COM              73179V103    28137   605100 SH       SOLE                   250300            354800
Portfolio Recovery Associates, COM              73640Q105    54948   514210 SH       SOLE                   224460            289750
Precision Castparts Corp.      COM              740189105    83972   443310 SH       SOLE                   189160            254150
QUALCOMM Incorporated          COM              747525103    61836   999620 SH       SOLE                   440945            558675
SPDR Trust Series 1            COM              78462F103      284     1992 SH       SOLE                     1992
Salix Pharmaceuticals, Ltd.    COM              795435106    28251   698050 SH       SOLE                   290800            407250
Skyworks Solutions, Inc.       COM              83088M102    31587  1556000 SH       SOLE                   692600            863400
Splunk Inc.                    COM              848637104     1907    65700 SH       SOLE                    63500              2200
Tesla Motors, Inc.             COM              88160R101    64745  1911570 SH       SOLE                   861720           1049850
Vera Bradley, Inc.             COM              92335C106    24017   956840 SH       SOLE                   395540            561300
VeriFone Systems, Inc.         COM              92342Y109    44619  1503325 SH       SOLE                   620025            883300
Verizon Communications Inc.    COM              92343V104      849    19628 SH       SOLE                    17778              1850
Vertex Pharmaceuticals Incorpo COM              92532F100    12736   303950 SH       SOLE                   127100            176850
Zillow, Inc.                   COM              98954A107    36848  1327850 SH       SOLE                   628050            699800
lululemon athletica inc.       COM              550021109    61053   800910 SH       SOLE                   339110            461800
priceline.com Incorporated     COM              741503403    93207   150240 SH       SOLE                    66005             84235
tw telecom inc.                COM              87311L104    22291   875200 SH       SOLE                   350500            524700